PROPERTY, PLANT AND EQUIPMENT - Balances (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ 710,770,968	$ 659,750,499	$ 666,150,885	$ 640,529,872
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	26,048,670	84,118,716	49,986,111	34,625,004
Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	100,479,196	96,990,155	91,961,876	86,898,529
Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	214,160,351	162,385,848	173,073,161	159,474,930
Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	207,403,985	155,833,080	190,402,625	203,379,934
Information technology
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	5,184,721	4,627,325	6,122,912	4,320,656
Fixed facilities and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	21,057,169	19,589,877	20,466,113	22,306,759
Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	21,798,601	29,263,265	23,896,425	18,106,705
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	32,177	7,415	190,523	274,945
Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	114,606,098	106,934,818	$ 110,051,139	$ 111,142,410
Bottles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	51,522,834	51,876,569
Marketing and promotional assets
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	45,739,948	42,798,282
Furniture and other minor assets included in other property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	17,343,316	12,259,967
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	1,680,023,825	1,337,303,175
Gross carrying amount | Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	26,048,670	84,118,716
Gross carrying amount | Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	100,479,196	96,990,155
Gross carrying amount | Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	371,279,937	222,101,850
Gross carrying amount | Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	623,568,795	431,876,945
Gross carrying amount | Information technology
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	22,752,205	20,697,750
Gross carrying amount | Fixed facilities and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	43,717,907	32,990,387
Gross carrying amount | Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	53,682,179	52,587,886
Gross carrying amount | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	144,914	115,768
Gross carrying amount | Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	438,350,022	395,823,718
Cumulative depreciation and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(969,252,857)	(677,552,676)
Cumulative depreciation and impairment | Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(157,119,586)	(59,716,002)
Cumulative depreciation and impairment | Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(416,164,810)	(276,043,865)
Cumulative depreciation and impairment | Information technology
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(17,567,484)	(16,070,425)
Cumulative depreciation and impairment | Fixed facilities and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(22,660,738)	(13,400,510)
Cumulative depreciation and impairment | Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(31,883,578)	(23,324,621)
Cumulative depreciation and impairment | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(112,737)	(108,353)
Cumulative depreciation and impairment | Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ (323,743,924)	$ (288,888,900)